SUPPLEMENTAL FINANCIAL INFORMATION (Details - Accrued and other liabilities) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus	$ 265,137	$ 134,704
Accrued expenses	12,074	35,922
Accrued payroll and related liabilities	46,250	46,250
Accrued interest	48,954	0
Other accrued liabilities	6,704	9,593
Accrued and other liabilities	$ 379,119	$ 226,469